Condensed Consolidated Statements of Cash Flows (Unaudited) (Parenthetical) - USD ($)		1 Months Ended
	Apr. 08, 2020	Feb. 29, 2020
Number of shares issued in debt conversion	33,333
Convertible Notes Payable [Member]
Value of debt conversion	$ 6,950,000
Warrant [Member]
Warrants Issued		15,000
Value of warants issued for marketing services		$ 10,000
Warrant [Member] | Convertible Notes Payable [Member]
Value of converted instruments	$ 200,000
Series A Preferred Stock [Member] | Convertible Notes Payable [Member]
Number of shares issued in debt conversion	1,391
Value of converted instruments	$ 11,590,000
Debt issuance cost	$ 30,000